Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net (loss) income attributable to High Wire Networks, Inc. common shareholders (in Dollars)	$ (1,670,439)	$ 4,098,935	$ (414,438)	$ (3,550,649)	$ (4,141,995)	$ 168,309	$ 2,014,058	$ (7,524,335)	$ (14,486,000)	$ (19,035,088)
Weighted average common shares outstanding, basic (in Shares)	963,650			951,442			962,765	890,774	906,834	274,856
Net loss from continuing operations	$ (1.73)			$ (4.01)			$ (8.02)	$ (7.16)	$ (13.34)	$ (46.43)
Effect of dilutive securities (in Shares)							109,485
Net income (loss) from discontinued operations, net of taxes				$ 0.28			$ 10.11	$ (1.29)	$ (2.63)	$ (22.82)
Weighted average common shares outstanding, diluted (in Shares)	963,650			951,442			1,072,250	890,774	906,834	274,856
Net income (loss) per share	$ (1.73)			$ (3.73)			$ 2.09	$ (8.45)	$ (15.97)	$ (69.25)
Income (loss) per share attributable to High Wire Networks, Inc. common shareholders, basic:
Weighted average common shares outstanding, basic (in Shares)	963,650			951,442			962,765	890,774	906,834	274,856
Net loss from continuing operations	$ (1.73)			$ (4.01)			$ (8.02)	$ (7.16)	$ (13.34)	$ (46.43)
Effect of dilutive securities (in Shares)							109,485
Net income (loss) from discontinued operations, net of taxes				$ 0.28			$ 10.11	$ (1.29)	$ (2.63)	$ (22.82)
Weighted average common shares outstanding, diluted (in Shares)	963,650			951,442			1,072,250	890,774	906,834	274,856
Net income (loss) per share	$ (1.73)			$ (3.73)			$ 2.09	$ (8.45)	$ (15.97)	$ (69.25)
Income (loss) per share attributable to High Wire Networks, Inc. common shareholders, diluted:
Net loss from continuing operations	(1.73)			(4.01)			(7.2)	(7.16)	(13.34)	(46.43)
Net income (loss) from discontinued operations, net of taxes				0.28			9.08	(1.29)	(2.63)	(22.82)
Net income (loss) per share	$ (1.73)			$ (3.73)			$ 1.88	$ (8.45)	$ (15.97)	$ (69.25)